Accrued Expenses (Details) - USD ($)	Jun. 30, 2015	Dec. 31, 2014
Accrued Expenses [Line Items]
Management and Directors' compensation	$ 530,826	$ 562,139
Accrued listing expenses	54,827	765,417
Others	700,704	894,599
Accrued Expenses	7,626,715	11,682,653
Related Party [Member]
Accrued Expenses [Line Items]
Management fee payable-related party (Note 14)	399,897	573,897
Junket Agents [Member]
Accrued Expenses [Line Items]
Commission payable-the junket agents	$ 5,940,461	$ 8,886,601